RELATED PARTY TRANSACTIONS (Schedule of Related Party Balances) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Due from related parties, current:		¥ 20,671	$ 887	¥ 25,304	$ 0
Due to related parties - current		12,420	17,006	116,922	$ 0
Due to related parties - noncurrent		222,518	32,363	350,969
JYADK [Member]
Related Party Transaction [Line Items]
Due from related parties, current:		5,112	743	4,879
Gopher [Member]
Related Party Transaction [Line Items]
Due to related parties - current		0	0	167,820
Tianjin Jiatai [Member]
Related Party Transaction [Line Items]
Due from related parties, current:		0	0	7,029
Due to related parties - noncurrent	[1]	56,978	8,287	91,855
Allcure [Member]
Related Party Transaction [Line Items]
Due from related parties, current:		9,000	1,309	9,000
Guofu Huimei [Member]
Related Party Transaction [Line Items]
Due to related parties - noncurrent		0	0	280,459
Shanghai Huifu Technology Limited [Member]
Related Party Transaction [Line Items]
Due to related parties - current		1,715	249	0
Wuxi MZJH [Member]
Related Party Transaction [Line Items]
Due from related parties, current:		460	67	0
Due to related parties - current		1,850	269	0
Cherrylane Investment Limited [Member]
Related Party Transaction [Line Items]
Due to related parties - noncurrent	[1]	9,969	1,450	0
SH Rongchi [Member]
Related Party Transaction [Line Items]
Due to related parties - noncurrent	[1]	155,570	22,626	0
CMCC [Member]
Related Party Transaction [Line Items]
Due from related parties, current:		0	0	4,396
Due to related parties - noncurrent	[1]	0	0	41,010
Beijing Century Friendship [Member]
Related Party Transaction [Line Items]
Due to related parties - noncurrent	[1]	¥ 0	$ 0	¥ 218,104

[1]	As at December 31, 2017 and 2018, the balance due to related parties, non-current is recorded in “Amount due to related parties, non-current portion” on the consolidated balance sheet.